Redeemable Noncontrolling Interests - Additional Information (Detail) - Aipu Group $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015 Tranche	May 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Business acquisition, equity interests acquired					50.00%
Number of tranches | Tranche				3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right			11.00%	28.00%
Description of ownership after transfer of shares	However, as the Written Put Option outstanding is legally detachable separately exercisable from the 50% minus one share of equity in Aipu Group held by the Company, the Written Put Option qualifies as a freestanding financial instrument as defined under ASC Topic 480 and the Written Put Option is accounted as derivative liability pursuant to ASC 815.
Ownership percentage after transaction		50.00%
Floor
Redeemable Noncontrolling Interest [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price		$ 700,000
Ceiling
Redeemable Noncontrolling Interest [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price		$ 800,000